Federated Hermes U S Treasury Cash Reserves Average Annual Total Returns - Administrative Shares [Member] - ADM	12 Months Ended	30 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	3.86%	4.48%
Performance Inception Date		Jul. 03, 2023